Annual Total Returns [BarChart] - First Trust Utilities AlphaDEX Fund - First Trust Utilities AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2010	10.54%
2011	10.33%
2012	3.61%
2013	17.51%
2014	25.49%
2015	(6.43%)
2016	22.52%
2017	0.94%
2018	5.60%
2019	11.68%